(2_fidelity_logos)(Registered Trademark)

Fidelity® Investments

Variable Life Account I

Annual Report

December 31, 2002

(Fidelity_Investments_Life Insurance Company_logo)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable life owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the life insurance policies nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Fidelity Investments Variable Life Account I

Statements of Assets and Liabilities

December 31, 2002

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 722,333	$ 44,565	$ 1,076,209	$ 884,902	$ 126,678	$ 432,901	$ 146,202
Receivable from FILI	186	29	56	7	6	16	16
Total Assets	722,519	44,594	1,076,265	884,909	126,684	432,917	146,218
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 722,519	$ 44,594	$ 1,076,265	$ 884,909	$ 126,684	$ 432,917	$ 146,218
Net Assets:
Variable life contracts	$ 722,519	$ 44,594	$ 1,076,265	$ 884,909	$ 126,684	$ 432,917	$ 146,218
Total net assets	$ 722,519	$ 44,594	$ 1,076,265	$ 884,909	$ 126,684	$ 432,917	$ 146,218
Units outstanding	37,558	2,185	28,413	23,009	7,233	16,817	5,626
Unit value	$ 19.233578	$ 20.399862	$ 37.877424	$ 38.460008	$ 17.513839	$ 25.743414	$ 25.989973

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Life Account I

Statements of Operations

For the years ended December 31, 2002, 2001, 2000

	Subaccounts Investing In:
	VIP - Money Market			VIP - High Income
	12/31/02	12/31/01	12/31/00	12/31/02	12/31/01	12/31/00
Income:
Dividends	$ 8,872	$ 18,939	$ 24,000	$ 5,099	$ 6,882	$ 9,111
Expenses:
Mortality and expense risk charges	3,242	2,754	2,355	271	322	638
Administrative charges	1,351	1,148	981	113	134	266
Net investment income (loss)	4,279	15,037	20,664	4,715	6,426	8,207
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	0	(49)	(184)	(18,145)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	0	(49)	(184)	(18,145)
Unrealized appreciation (depreciation)	0	0	0	(3,442)	(13,244)	(12,900)
Net increase (decrease) in net assets from operations	$ 4,279	$ 15,037	$ 20,664	$ 1,224	$ (7,002)	$ (22,838)
	Subaccounts Investing In:
	VIP - Equity-Income			VIP - Growth
	12/31/02	12/31/01	12/31/00	12/31/02	12/31/01	12/31/00
Income:
Dividends	$ 20,264	$ 22,805	$ 25,149	$ 3,685	$ 1,636	$ 3,427
Expenses:
Mortality and expense risk charges	7,076	8,057	8,056	7,838	11,763	18,239
Administrative charges	2,949	3,357	3,357	3,265	4,901	7,600
Net investment income (loss)	10,239	11,391	13,736	(7,418)	(15,028)	(22,412)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(630)	8,813	44,511	(158,754)	(39,697)	257,943
Realized gain distributions	27,582	64,072	94,750	0	153,836	341,007
Net realized gain (loss) on investments	26,952	72,885	139,261	(158,754)	114,139	598,950
Unrealized appreciation (depreciation)	(264,795)	(166,429)	(72,746)	(321,197)	(545,973)	(880,446)
Net increase (decrease) in net assets from operations	$ (227,604)	$ (82,153)	$ 80,251	$ (487,369)	$ (446,862)	$ (303,908)
	Subaccounts Investing In:
	VIP - Overseas			VIP II - Investment Grade Bond
	12/31/02	12/31/01	12/31/00	12/31/02	12/31/01	12/31/00
Income:
Dividends	$ 1,184	$ 10,887	$ 6,202	$ 15,818	$ 22,845	$ 19,656
Expenses:
Mortality and expense risk charges	925	1,147	2,130	2,503	2,494	1,846
Administrative charges	385	477	888	1,043	1,039	769
Net investment income (loss)	(126)	9,263	3,184	12,272	19,312	17,041
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,179)	(3,296)	18,141	2,978	7,423	450
Realized gain distributions	0	17,210	39,054	0	0	0
Net realized gain (loss) on investments	(4,179)	13,914	57,195	2,978	7,423	450
Unrealized appreciation (depreciation)	(31,925)	(71,727)	(132,154)	21,638	3,434	13,767
Net increase (decrease) in net assets from operations	$ (36,230)	$ (48,550)	$ (71,775)	$ 36,888	$ 30,169	$ 31,258
	Subaccounts Investing In:
	VIP II - Asset Manager
	12/31/02	12/31/01	12/31/00
Income:
Dividends	$ 5,518	$ 6,153	$ 5,847
Expenses:
Mortality and expense risk charges	896	894	1,030
Administrative charges	373	372	429
Net investment income (loss)	4,249	4,887	4,388
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	26	93	4,781
Realized gain distributions	0	2,308	13,774
Net realized gain (loss) on investments	26	2,401	18,555
Unrealized appreciation (depreciation)	(19,217)	(15,064)	(30,565)
Net increase (decrease) in net assets from operations	$ (14,942)	$ (7,776)	$ (7,622)

See accompanying notes which are an integral part of the financial statements.

Annual Report

	Subaccounts Investing In:
	VIP - Money Market			VIP - High Income
	12/31/02	12/31/01	12/31/00	12/31/02	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 4,279	$ 15,037	$ 20,664	$ 4,715	$ 6,426	$ 8,207
Net realized gain (loss) on investments	0	0	0	(49)	(184)	(18,145)
Unrealized appreciation (depreciation)	0	0	0	(3,442)	(13,244)	(12,900)
Net increase (decrease) in net assets from operations	4,279	15,037	20,664	1,224	(7,002)	(22,838)
Contract Transactions:
Transfers between subaccounts, net	332,121	(49,233)	191,376	(10,490)	0	(87,935)
Contract terminations	(3,268)	(55,912)	(12,642)	0	0	0
Cost of insurance	(5,070)	(3,516)	(2,682)	(605)	(490)	(742)
Other transfers (to) from FILI, net	2,314	36	2,047	5,559	12	2
Net increase (decrease) in net assets from contract transactions	326,097	(108,625)	178,099	(5,536)	(478)	(88,675)
Total increase (decrease) in net assets	330,376	(93,588)	198,763	(4,312)	(7,480)	(111,513)
Net Assets:
Beginning of year	392,143	485,731	286,968	48,906	56,386	167,899
End of year	$ 722,519	$ 392,143	$ 485,731	$ 44,594	$ 48,906	$ 56,386
Units Transferred and Redeemed:
Beginning balance	20,549	26,298	16,380	2,458	2,480	5,679
Units transferred and redeemed	17,009	(5,749)	9,918	(273)	(22)	(3,199)
Ending balance	37,558	20,549	26,298	2,185	2,458	2,480
	Subaccounts Investing In:
	VIP - Equity-Income			VIP - Growth
	12/31/02	12/31/01	12/31/00	12/31/02	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 10,239	$ 11,391	$ 13,736	$ (7,418)	$ (15,028)	$ (22,412)
Net realized gain (loss) on investments	26,952	72,885	139,261	(158,754)	114,139	598,950
Unrealized appreciation (depreciation)	(264,795)	(166,429)	(72,746)	(321,197)	(545,973)	(880,446)
Net increase (decrease) in net assets from operations	(227,604)	(82,153)	80,251	(487,369)	(446,862)	(303,908)
Contract Transactions:
Transfers between subaccounts, net	18,128	7,062	(175,703)	(373,157)	30,282	42,545
Contract terminations	0	(6,698)	(121,936)	(8,391)	(157,918)	(408,889)
Cost of insurance	(9,748)	(8,582)	(7,901)	(10,665)	(10,752)	(12,800)
Other transfers (to) from FILI, net	13,376	(19,729)	24,404	(7,318)	(37,331)	(35,256)
Net increase (decrease) in net assets from contract transactions	21,756	(27,947)	(281,136)	(399,531)	(175,719)	(414,400)
Total increase (decrease) in net assets	(205,848)	(110,100)	(200,885)	(886,900)	(622,581)	(718,308)
Net Assets:
Beginning of year	1,282,113	1,392,213	1,593,098	1,771,809	2,394,390	3,112,698
End of year	$ 1,076,265	$ 1,282,113	$ 1,392,213	$ 884,909	$ 1,771,809	$ 2,394,390
Units Transferred and Redeemed:
Beginning balance	27,872	28,522	35,084	31,926	35,227	40,418
Units transferred and redeemed	541	(650)	(6,562)	(8,917)	(3,301)	(5,191)
Ending balance	28,413	27,872	28,522	23,009	31,926	35,227
	Subaccounts Investing In:
	VIP - Overseas			VIP II - Investment Grade Bond
	12/31/02	12/31/01	12/31/00	12/31/02	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (126)	$ 9,263	$ 3,184	$ 12,272	$ 19,312	$ 17,041
Net realized gain (loss) on investments	(4,179)	13,914	57,195	2,978	7,423	450
Unrealized appreciation (depreciation)	(31,925)	(71,727)	(132,154)	21,638	3,434	13,767
Net increase (decrease) in net assets from operations	(36,230)	(48,550)	(71,775)	36,888	30,169	31,258
Contract Transactions:
Transfers between subaccounts, net	17,648	(22,130)	(74,253)	(1,353)	29,769	110,950
Contract terminations	0	0	(49,780)	0	(42,582)	(7,187)
Cost of insurance	(1,770)	(1,568)	(1,973)	(4,020)	(3,312)	(2,603)
Other transfers (to) from FILI, net	(16,543)	5	(414)	0	(30,048)	3
Net increase (decrease) in net assets from contract transactions	(665)	(23,693)	(126,420)	(5,373)	(46,173)	101,163
Total increase (decrease) in net assets	(36,895)	(72,243)	(198,195)	31,515	(16,004)	132,421
Net Assets:
Beginning of year	163,579	235,822	434,017	401,402	417,406	284,985
End of year	$ 126,684	$ 163,579	$ 235,822	$ 432,917	$ 401,402	$ 417,406
Units Transferred and Redeemed:
Beginning balance	7,383	8,319	12,279	17,059	19,077	14,363
Units transferred and redeemed	(150)	(936)	(3,960)	(242)	(2,018)	4,714
Ending balance	7,233	7,383	8,319	16,817	17,059	19,077
	Subaccounts Investing In:
	VIP II - Asset Manager
	12/31/02	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 4,249	$ 4,887	$ 4,388
Net realized gain (loss) on investments	26	2,401	18,555
Unrealized appreciation (depreciation)	(19,217)	(15,064)	(30,565)
Net increase (decrease) in net assets from operations	(14,942)	(7,776)	(7,622)
Contract Transactions:
Transfers between subaccounts, net	17,103	4,250	(6,980)
Contract terminations	(3,802)	(3,057)	(12,295)
Cost of insurance	(1,447)	(1,126)	(1,014)
Other transfers (to) from FILI, net	11	(98)	(231)
Net increase (decrease) in net assets from contract transactions	11,865	(31)	(20,520)
Total increase (decrease) in net assets	(3,077)	(7,807)	(28,142)
Net Assets:
Beginning of year	149,295	157,102	185,244
End of year	$ 146,218	$ 149,295	$ 157,102
Units Transferred and Redeemed:
Beginning balance	5,198	5,202	5,843
Units transferred and redeemed	428	(4)	(641)
Ending balance	5,626	5,198	5,202

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Life Account I
of
Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Life Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI), a wholly-owned subsidiary of FMR Corp, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual variable life insurance contracts and contractholders may allocate funds into the Variable Insurance Products Fund (VIP) and the Variable Insurance Products Fund II (VIP II) subaccounts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Internal Revenue Code ("IRC"), a variable life contract will not be treated as a life contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Policy Loans

Policy loans may be taken based upon the Contract's Loan Value which is 90% of an amount equal to its Contract Value minus any applicable surrender charge. FILI will charge interest on any outstanding policy loan at an annual rate of 7.5%, and the interest is due on the contract anniversary date. Any interest not paid when due will be added to the debt and bear interest at the same rate. Although interest on loans is at a rate of 7.5% annually, an amount equal to the loan proceeds will be deducted from the Subaccounts and held as collateral in FILI's general account where it will be credited with interest at a rate of 6.0% annually. The net loan cost is 1.5% annually.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

Estimates

The preparation of the statement of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement

A revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was effective for fiscal years beginning after December 15, 2000. The adoption of the new requirements of the guide did not have a material impact on the results of operations or financial position of the Account.

3. Expenses

FILI deducts a daily charge from the net assets of the Account equivalent to an effective annual rate of 0.60% for the assumption of mortality and expense risks. FILI deducts a daily administrative charge from the net assets of the Account equivalent to an effective annual rate of 0.25%. In addition, the cost of providing insurance protection is deducted monthly.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBS and FIA are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP and VIP II mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2002 were 0.20% to 0.73% depending on the fund.

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2002:

	Purchases	Sales
VIP - Money Market	$ 614,227	$ 283,858
VIP - High Income	15,504	16,328
VIP - Equity-Income	95,952	36,367
VIP - Growth	274,397	681,346
VIP - Overseas	37,712	38,505
VIP II - Investment Grade Bond	42,169	35,273
VIP II - Asset Manager	32,827	16,713

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at
December 31, 2002:

	Number of Shares	Aggregate Cost	Net Asset Value Per Share
VIP - Money Market	722,333	$ 722,333	$ 1.00
VIP - High Income	7,515	98,605	5.93
VIP - Equity-Income	59,263	1,413,531	18.16
VIP - Growth	37,752	1,748,717	23.44
VIP - Overseas	11,537	267,284	10.98
VIP II - Investment Grade Bond	31,599	391,693	13.70
VIP II - Asset Manager	11,467	180,611	12.75

Annual Report

6. Unit Values

A summary of unit values and units outstanding and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31:

	Units	Unit Value	Net Assets	Ratio of Expenses to Average Net Assets A	Ratio of Gross Investment Income to Average Net Assets B	Total Return
VIP - Money Market
2002	37,558	$19.23	$ 722,519	0.85%	1.65%	0.83%
2001	20,549	$19.07	$ 392,143	0.85%	4.32%	3.29%
VIP - High Income
2002	2,185	$20.40	$ 44,594	0.85%	11.31%	2.56%
2001	2,458	$19.89	$ 48,906	0.85%	13.08%	(12.49%)
VIP - Equity-Income
2002	28,413	$37.88	$ 1,076,265	0.85%	1.72%	(17.65%)
2001	27,872	$46.00	$ 1,282,113	0.85%	1.71%	(5.77%)
VIP - Growth
2002	23,009	$38.46	$ 884,909	0.85%	0.28%	(30.70%)
2001	31,926	$55.50	$ 1,771,809	0.85%	0.08%	(18.35%)
VIP - Overseas
2002	7,233	$17.51	$ 126,684	0.85%	0.77%	(20.96%)
2001	7,383	$22.16	$ 163,579	0.85%	5.45%	(21.84%)
VIP II - Investment Grade Bond
2002	16,817	$25.74	$ 432,917	0.85%	3.82%	9.41%
2001	17,059	$23.53	$ 401,402	0.85%	5.58%	7.54%
VIP II - Asset Manager
2002	5,626	$25.99	$ 146,218	0.85%	3.70%	(9.50%)
2001	5,198	$28.72	$ 149,295	0.85%	4.02%	(4.91%)

A For the year ended December 31, excluding the effect of the expenses of the underlying fund portfolios.

B Recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying investment companies in which the Account invests.

Annual Report

Report of Independent Accountants

To the Board of Directors of Fidelity Investments Life Insurance Company and the Policyholders of Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 12, 2003

Annual Report

Fidelity Variable Life
is issued by Fidelity Investments Life Insurance Company

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

(Fidelity_Investments_Life Insurance Company_logo)

N.LIF-ANN-0203
1.736249.103